Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Taxes

The components of income taxes were as follows:

	Years Ended December 31,
	2010	2011	2012
Current taxes charged	$14,739	$19,974	$37,396
Deferred taxes charged (credited)	2,892	2,673	(27)

Total provision for income taxes	$17,631	$22,647	$37,369

Components of Deferred Tax Assets and Liabilitie

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Accrued compensation	$698	473
Acquired intangible assets	4,861	6,049
Bad debt provision	1,044	3,418
Depreciation of property, plant and equipment	342	1,135
Government subsidies	714	2,393
Inventory write-down	(397)	1,096
Sales incentive and warranty accruals	1,705	2,315
Tax loss	31,335	41,058
Others	126	390
Valuation allowance	(36,945)	(51,884)

Net deferred tax assets	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(12,925)	$(23,369)

Total	$(9,442)	$(16,926)

Analysis of Deferred Tax Assets and Liabilities

	December 31,
	2011	2012
Deferred tax assets are analyzed as:
Current	$3,483	$6,443

Deferred tax liabilities are analyzed as:
Non-current	(12,925)	(23,369)

Total	$(9,442)	$(16,926)

Movements in Valuation Allowance

Movements in valuation allowance were as follows:

	2010	2011	2012
Balance, beginning of year	$14,674	$29,132	$36,945
Current year addition	14,458	7,813	14,939

Balance, end of year	$29,132	$36,945	$51,884

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations

Reconciliation of provision for income taxes to the amount computed by applying the current tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	2010	2011	2012
Income before income taxes and non-controlling interests	$173,097	$189,572	$219,651
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	25,140	32,196	36,809
Effect of net income for which no income tax benefit/expense is receivable/payable	(514)	1,252	(929)
Effect of foreign income tax rate	(12,823)	(10,392)	(5,192)
Change in PRC income tax rate	(832)	(124)	(68)
Employee share-based compensation	1,466	1,909	1,833
Non-taxable VAT refund	(2,650)	(3,303)	(3,853)
Additional deduction on research and development expenses	(3,720)	(5,109)	(5,958)
Over provision of income taxes in prior years	(2,162)	(1,595)	(212)
Change in valuation allowance	13,726	7,813	14,939

Total provision for income taxes	$17,631	$22,647	$37,369

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2011	2012
Unrecognized tax benefits beginning balance	$1,742	$3,651
Gross decrease - tax positions in prior year	(417)	—
Gross increase - current period tax positions	2,326	1,833

Unrecognized tax benefits ending balance	$3,651	$5,484